Restructuring Charge	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Charge

18.	Restructuring Charge

a)

Compania Espanole de Petroles, S.A., the charterer and owner of the Partnership’s former conventional vessels under capital lease, sold the Tenerife Spirit, Algeciras Spirit, and Huelva Spirit between December 2013 and August 2014. On redeliveries of the vessels, the charter contract with the Partnership was terminated. As a result of these sales, the Partnership recorded restructuring charges of nil, $2.0 million and $1.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The balances outstanding of $0.7 million and $1.6 million as at December 31, 2015 and 2014, respectively, are included in accrued liabilities in the Partnership’s consolidated balance sheets.

b)

During 2015, pursuant to a request by the charterer of the Alexander Spirit, the Partnership changed the crew on the vessel which resulted in a restructuring charge of $4.0 million relating to seafarer severance payments. The full amount of the restructuring charge was recovered from the charterer and the recovery included in voyage revenues in the Partnership’s consolidated statements of income. The balance payable to the affected seafarers of $1.1 million at December 31, 2015 is included in accrued liabilities in the Partnership’s consolidated balance sheets.